Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 99,370	$ 69,731
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	92,427	59,734
Products and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,943	9,997
Bus
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	50,000	44,163
Truck
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,684	3,714
Rail
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25,467	2,647
Marine
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,889	2,866
HD Mobility subtotal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	81,040	53,390
Stationary
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,142	12,757
Emerging Markets and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,188	3,584
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	43,629	47,153
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	50,167	17,997
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,545	2,631
Rest of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,029	$ 1,950